Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.3%)
Madison Square Garden Sports Corp. *	11,091	3,565
The New York Times Co. - Class A	70,663	5,917
Sphere Entertainment Co. *	15,097	1,772
Uniti Group, Inc. *	254,731	2,389

Total		13,643

Consumer Discretionary (8.9%)
Abercrombie & Fitch Co. *	36,061	3,295
Advance Auto Parts, Inc.	25,679	1,355
Boot Barn Holdings, Inc. *	9,752	1,427
Champion Homes, Inc. *	26,060	1,938
Chewy, Inc. - Class A *	69,129	1,867
Dorman Products, Inc. *	18,911	1,974
Dutch Bros, Inc. - Class A *	36,698	1,859
FIGS, Inc. - Class A *	59,663	881
Kontoor Brands, Inc.	34,102	2,397
Liberty Live Holdings, Inc. - Class C *	43,599	4,103
Marriott Vacations Worldwide Corp.	33,536	2,184
Ollie’s Bargain Outlet Holdings, Inc. *	6,005	553
Peloton Interactive, Inc. - Class A *	501,179	2,150
Pool Corp.	6,027	1,219
Savers Value Village, Inc. *	186,096	1,385
Steven Madden, Ltd.	79,923	2,711
Strategic Education, Inc.	33,856	2,809
Taylor Morrison Home Corp. *	129,380	7,535
Urban Outfitters, Inc. *	26,428	1,674
Victoria’s Secret & Co. *	49,577	2,298
Visteon Corp.	61,917	5,641
Wingstop, Inc.	3,710	575

Total		51,830

Consumer Staples (1.5%)
Grocery Outlet Holding Corp. *	284,534	2,006
Post Holdings, Inc. *	34,335	3,394
Reynolds Consumer Products, Inc.	94,113	1,993

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Turning Point Brands, Inc.	15,287	1,327

Total		8,720

Energy (10.0%)
Cactus, Inc. - Class A	59,773	2,832
Denison Mines Corp. *	288,158	1,017
Expro Group Holdings NV *	196,170	3,415
Golar LNG, Ltd.	55,832	3,021
Liberty Energy, Inc.	97,487	2,808
Magnolia Oil & Gas Corp. - Class A	138,331	4,367
Matador Resources Co.	128,820	8,139
Noble Corp. PLC	80,359	3,943
PBF Energy, Inc. - Class A	114,393	5,447
Peabody Energy Corp.	31,474	1,037
Permian Resources Corp.	299,222	6,379
Range Resources Corp.	120,737	5,455
Scorpio Tankers, Inc.	49,417	3,690
TechnipFMC PLC	99,472	6,877

Total		58,427

Financials (24.5%)
Avidia Bancorp, Inc.	133,536	2,627
Baldwin Insurance Group, Inc. *	79,892	1,753
Banc of California, Inc.	298,115	5,241
BankUnited, Inc.	56,179	2,537
Cathay General Bancorp	63,396	3,161
Coastal Financial Corp. *	45,684	3,477
Columbia Banking System, Inc.	375,547	10,301
Commercial Bancgroup, Inc.	47,518	1,236
Eagle Bancorp, Inc.	58,760	1,461
Eastern Bankshares, Inc.	281,972	5,515
Ethos Technologies, Inc. - Class A *	53,522	598
FB Financial Corp.	108,824	5,652
Flagstar Bank NA	389,912	5,135
Goosehead Insurance, Inc. - Class A *	22,918	978
HA Sustainable Infrastructure Capital, Inc.	187,818	6,902
Hamilton Lane, Inc. - Class A	20,837	2,071

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Home BancShares, Inc.	171,443	4,617
Houlihan Lokey, Inc.	13,891	1,995
LendingClub Corp. *	77,007	1,103
Live Oak Bancshares, Inc.	139,942	4,628
Miami International Holdings, Inc. *	34,368	1,338
National Bank Holding Corp.	54,573	2,137
Neptune Insurance Holdings, Inc. - Class A *	51,534	1,247
Oscar Health, Inc. - Class A *	141,140	1,619
PennyMac Financial Services, Inc.	67,403	5,891
PennyMac Mortgage Investment Trust	190,988	2,227
Pinnacle Financial Partners, Inc.	137,673	11,859
PRA Group, Inc. *	155,203	2,716
Preferred Bank	38,551	3,496
Primerica, Inc.	7,578	1,898
Rayonier, Inc.	70,216	1,448
RLI Corp.	27,195	1,551
Root, Inc. - Class A *	22,278	984
Ryan Specialty Holdings, Inc.	61,765	2,084
Sezzle, Inc. *	13,468	852
Southern First Bancshares, Inc. *	31,667	1,726
SouthState Bank Corp.	39,822	3,684
StoneX Group, Inc. *	23,339	1,882
Texas Capital Bancshares, Inc. *	63,267	6,003
Towne Bank	158,381	5,333
Walker & Dunlop, Inc.	43,678	1,938
Wealthfront Corp. *	45,578	422
Western Alliance Bancorp	76,608	5,428
WSFS Financial Corp.	54,896	3,594

Total		142,345

Health Care (11.0%)
10X Genomics, Inc. - Class A *	61,375	1,303
Agios Pharmaceuticals, Inc. *	38,434	1,300
Alignment Healthcare, Inc. *	156,156	2,751
Avanos Medical, Inc. *	210,342	2,947
Bicara Therapeutics, Inc. *	46,771	930

Small Cap Value Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Black Diamond Therapeutics, Inc. *	201,600	429
BrightSpring Health Services *	101,423	4,322
Cabaletta Bio, Inc. *	318,113	856
Concentra Group Holdings Parent, Inc.	141,949	3,045
CRISPR Therapeutics AG *	33,247	1,582
Cytokinetics, Inc. *	81,209	5,352
Denali Therapeutics, Inc. *	83,335	1,600
Dyne Therapeutics, Inc. *	219,314	3,976
Elanco Animal Health, Inc. *	147,018	3,518
Ensign Group, Inc.	20,643	4,160
Erasca, Inc. *	171,803	2,780
Immatics NV *	286,186	2,816
Immunocore Holdings PLC, ADR *	26,553	801
Immunome, Inc. *	94,842	2,074
Immunovant, Inc. *	23,452	583
Innovage Holding Corp. *	218,886	1,755
MapLight Therapeutics, Inc. *	42,858	871
Praxis Precision Medicines, Inc. *	8,552	2,755
QuidelOrtho Corp. *	29,268	481
Repligen Corp. *	5,172	609
Sarepta Therapeutics, Inc. *	76,185	1,658
Shattuck Labs, Inc. *	192,617	1,239
Sotera Health Co. *	180,313	2,586
Vaxcyte, Inc. *	83,974	4,880

Total		63,959

Industrials (12.9%)
Aebi Schmidt Holding AG	138,889	1,349
Alamo Group, Inc.	7,906	1,304
Allegiant Travel Co. *	51,971	4,212
Arcosa, Inc.	39,880	4,233
Casella Waste Systems, Inc. - Class A *	29,951	2,376
CECO Environmental Corp. *	21,624	1,288
Covenant Logistics Group, Inc. - Class A	73,594	1,998
EnerSys	18,840	3,273
EnPro, Inc.	10,898	2,732
ESCO Technologies, Inc.	9,097	2,560
FTI Consulting, Inc. *	6,503	1,149
Helios Technologies, Inc.	32,320	2,091
Hillman Solutions Corp. *	205,196	1,707

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
JBT Marel Corp.	18,096	2,314
Matson, Inc.	18,608	3,051
Mercury Systems, Inc. *	41,512	3,027
Modine Manufacturing Co. *	5,730	1,242
MSA Safety, Inc.	11,105	1,821
NEXTracker, Inc. - Class A *	57,283	6,905
RBC Bearings, Inc. *	9,013	4,895
Rush Enterprises, Inc. - Class A	54,109	3,577
Saia, Inc. *	5,471	1,922
Standex International Corp.	7,240	1,845
UFP Industries, Inc.	28,202	2,598
UL Solutions, Inc. - Class A	13,704	1,175
UniFirst Corp.	1,040	262
Valmont Industries, Inc.	7,466	2,983
VSE Corp.	18,021	3,323
WillScot Holdings Corp.	59,243	1,028
Zurn Elkay Water Solutions Corp.	63,702	2,856

Total		75,096

Information Technology (8.2%)
Applied Digital Corp. *	99,452	2,361
Endava PLC, ADR *	178,675	790
Entegris, Inc.	23,188	2,718
Fastly, Inc. *	86,128	2,503
FormFactor, Inc. *	15,703	1,523
Hut 8 Corp. *	104,510	4,902
i3 Verticals, Inc. - Class A *	55,445	1,240
Lattice Semiconductor Corp. *	41,008	3,804
Littelfuse, Inc.	13,781	4,677
MACOM Technology Solutions Holdings, Inc. *	25,194	5,595
Mirion Technologies, Inc. *	149,067	2,771
PAR Technology Corp. *	28,280	377
TTM Technologies, Inc. *	42,780	4,168
Viavi Solutions, Inc. *	245,808	8,180
Vishay Intertechnology, Inc.	122,292	2,201

Total		47,810

Materials (5.5%)
Cabot Corp.	36,458	2,746
Celanese Corp.	18,245	1,200
The Chemours Co.	95,244	2,098
Commercial Metals Co.	22,208	1,364
Constellium SE *	167,220	4,110
Element Solutions, Inc.	143,393	4,896
H.B. Fuller Co.	19,636	1,211

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
IAMGOLD Corp. *	117,185	2,206
OR Royalties, Inc.	46,194	1,756
Reliance, Inc.	14,202	4,316
Warrior Met Coal, Inc.	44,749	4,168
West Fraser Timber Co., Ltd.	22,469	1,467
Worthington Steel, Inc.	5,501	167

Total		31,705

Real Estate (7.9%)
CareTrust REIT, Inc.	179,203	6,568
Curbline Properties Corp.	316,890	8,172
EastGroup Properties, Inc.	14,349	2,656
Highwoods Properties, Inc.	115,446	2,472
Hudson Pacific Properties, Inc. *	79,027	467
Independence Realty Trust, Inc.	319,604	4,759
Kilroy Realty Corp.	101,697	2,869
The Macerich Co.	247,390	4,676
Pebblebrook Hotel Trust	204,291	2,580
Ryman Hospitality Properties, Inc.	23,119	2,133
Safehold, Inc.	145,336	1,966
SmartStop Self Storage REIT, Inc.	89,622	2,714
Terreno Realty Corp.	65,777	4,040

Total		46,072

Utilities (5.7%)
California Water Service Group	117,854	5,343
Chesapeake Utilities Corp.	36,791	4,649
Hawaiian Electric Industries, Inc. *	213,990	3,176
IDACORP, Inc.	31,959	4,569
MDU Resources Group, Inc.	128,369	2,660
OGE Energy Corp.	76,232	3,656
ONE Gas, Inc.	61,687	5,313
Southwest Gas Holdings, Inc.	41,481	3,605

Total		32,971

Total Common Stocks (Cost: $449,320)		572,578

Total Investments (98.4%) (Cost: $449,320)@		572,578

Other Assets, Less Liabilities (1.6%)		9,119

Net Assets (100.0%)		581,697

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $449,320 and the net unrealized appreciation of investments based on that cost was $123,258 which is comprised of $152,685 aggregate gross unrealized appreciation and $29,427 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$572,578	$—	$—

Total Assets:	$572,578	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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